SHAREHOLDERS' EQUITY AND SHARE-BASED COMPENSATION - Market-based options vesting prices (Details)	Dec. 31, 2021 $ / shares shares
Ordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	43,404
Market-based options, weighted average share price (in dollars per share) | $ / shares	$ 69.52
Extraordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	46,740
Market-based options, weighted average share price (in dollars per share) | $ / shares	$ 55.89
$50.01 — $60.00
Market prices for market performance options to vest
Market-based options, vesting price, low end of range (in dollars per share) | $ / shares	50.01
Market-based options, vesting price, high end of range (in dollars per share) | $ / shares	$ 60.00
$50.01 — $60.00 | Ordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	7,756
$50.01 — $60.00 | Extraordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	4,162
$60.01 — $70.00
Market prices for market performance options to vest
Market-based options, vesting price, low end of range (in dollars per share) | $ / shares	$ 60.01
Market-based options, vesting price, high end of range (in dollars per share) | $ / shares	$ 70.00
$60.01 — $70.00 | Ordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	8,148
$60.01 — $70.00 | Extraordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	6,250
$80.01 — $90.00
Market prices for market performance options to vest
Market-based options, vesting price, low end of range (in dollars per share) | $ / shares	$ 80.01
Market-based options, vesting price, high end of range (in dollars per share) | $ / shares	$ 90.00
$80.01 — $90.00 | Ordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	0
$80.01 — $90.00 | Extraordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	3,878
$90.01 — $100.00
Market prices for market performance options to vest
Market-based options, vesting price, low end of range (in dollars per share) | $ / shares	$ 90.01
Market-based options, vesting price, high end of range (in dollars per share) | $ / shares	$ 100.00
$90.01 — $100.00 | Ordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	0
$90.01 — $100.00 | Extraordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	4,075
$170.01 — $180.00
Market prices for market performance options to vest
Market-based options, vesting price, low end of range (in dollars per share) | $ / shares	$ 170.01
Market-based options, vesting price, high end of range (in dollars per share) | $ / shares	$ 180.00
$170.01 — $180.00 | Ordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	12,500
$170.01 — $180.00 | Extraordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	0
$180.01 — $190.00
Market prices for market performance options to vest
Market-based options, vesting price, low end of range (in dollars per share) | $ / shares	$ 180.01
Market-based options, vesting price, high end of range (in dollars per share) | $ / shares	$ 190.00
$180.01 — $190.00 | Ordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	0
$180.01 — $190.00 | Extraordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	14,625
Over $190.00
Market prices for market performance options to vest
Market-based options, vesting price, high end of range (in dollars per share) | $ / shares	$ 190.00
Over $190.00 | Ordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	15,000
Over $190.00 | Extraordinary performance
Market prices for market performance options to vest
Market-based options, options expected to vest (in shares)	13,750